Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Subscribed Capital [Member]	Capital Reserve [Member]	Capital from Foreign Currency Conversion Adjustments (OCI) [Member]	Accumulated Loss [Member]	Total
Balance at Dec. 31, 2018	€ 44,632	€ 117,109	€ (2)	€ (145,383)	€ 16,356
Balance, shares at Dec. 31, 2018	44,632,674
Income/loss for the period				9,001	9,001
Foreign currency conversion			(444)		(444)
Consolidated result			(444)	9,001	8,557
First-time application of IFFRS 16				33	33
Conversion of stock options from the stock option program	€ 6	11			17
Conversion of stock options from the stock option program, shares	5,500
Increase in capital reserve from the stock option program		166			166
Balance at Jun. 30, 2019	€ 44,638	117,286	(446)	(136,349)	25,129
Balance, shares at Jun. 30, 2019	44,638,174
Income/loss for the period				(16,360)	(16,360)
Foreign currency conversion			158		158
Consolidated result			158	(16,360)	(16,202)
Conversion of convertible bond 2017/2022	€ 119	429			548
Conversion of convertible bond 2017/2022, shares	118,841
Conversion of stock options from the stock option program	€ 92	196			288
Conversion of stock options from the stock option program, shares	92,350
Costs of equity procurement		(2)			(2)
Increase in capital reserve from the stock option program		194			194
Balance at Dec. 31, 2019	€ 44,849	118,103	(288)	(152,709)	9,955
Balance, shares at Dec. 31, 2019	44,849,365
Income/loss for the period				(5,571)	(5,571)
Foreign currency conversion			165		165
Consolidated result			165	(5,571)	(5,406)
Increase in capital reserve from the stock option program		188			188
Balance at Jun. 30, 2020	€ 44,849	€ 118,291	€ (123)	€ (158,280)	€ 4,737
Balance, shares at Jun. 30, 2020	44,849,365